UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
 Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017
Date of Report (Date of earliest event reported):  February 12, 2018
JPMORGAN CHASE BANK, NATIONAL ASSOCIATION1
 (Exact name of securitizer as specified in its charter)

025-00690 (Commission File Number of securitizer)	0000835271 (Central Index Key Number of securitizer)

Angela Liuzzi, Managing Director
(212) 270-8210
(Name and telephone number, including area code,
 of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒
☐      Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor: _______________
Central Index Key Number of issuing entity (if applicable): _______________
Central Index Key Number of underwriter (if applicable): _______________

(Name and telephone number, including area code,
 of the person to contact in connection with this filing)

1 JPMorgan Chase Bank, National Association (“JPMCB”) is filing this Form ABS-15G in its capacity as sponsor in respect of asset-backed securities listed below secured primarily by a pool of student loans made under the Federal Family Education Loan Program for which it acted as seller and as sponsor and which are outstanding during the reporting period.  The following transaction is covered by this report (the “Transaction”): Chase Education Loan Trust 2007-A, as seller.  This report only contains information relating to the Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB may have acted as securitizer.  On June 2, 2017, JPMCB sold its interest in Collegiate Funding of Delaware, L.L.C., the depositor with respect to the Transaction.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 12, 2018
JPMORGAN CHASE BANK, NATIONAL ASSOCIATION (Securitizer)

By:	/s/ Eve Ngan
Name:	Eve Ngan
Title:	Executive Director